Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET

8. ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31, 2019	December 31, 2020
Cost of acquired intangible assets	$3,968	$4,051
Less: accumulated amortization	(1,311)	(1,772)
Acquired intangible assets, net	$2,657	$2,279

The Group recorded amortization expense of $250, $409 and $392 for the years ended December 31, 2018, 2019 and 2020, respectively. No impairment losses were recognized for the years ended December 31, 2018, 2019 and 2020.

The annual amortization expense for each of the five succeeding fiscal years and thereafter are as follows:

2021	$394
2022	233
2023	233
2024	233
2025	233
Thereafter	953
Total	$2,279